Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Lapse of statute of limitations	$ 25,162	$ 18,022	$ 28,774
Tax benefit from release of gross unrecognized tax benefits	26,529	9,564
Net (benefit) provisional expense from release of valuation allowances on deferred tax assets	$ (12,650)	12,032
Provisional expense due to US tax law change		2,321
Provisional tax liability related to tax implications of retaining earnings		4,059
Tax benefit related to the release of withholding and income tax reserves for unremitting earnings		$ 28,795